NEWPORT FUNDS                                        Prospectus, January 1, 2000

- NEWPORT JAPAN OPPORTUNITIES FUND

- NEWPORT GREATER CHINA FUND


CLASS A, B AND C SHARES

Advised by Newport Fund Management, Inc.



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


Not FDIC         May Lose Value
Insured          No Bank Guarantee



TABLE OF CONTENTS

THE FUNDS ................................................................     2

Each of these sections discusses the following topics: Investment
Goal, Primary Investment Strategies, Primary Investment Risks,
Performance History and Your Expenses.

Newport Japan Opportunities Fund .........................................     2

Newport Greater China Fund ...............................................     5

YOUR ACCOUNT .............................................................     9

How to Buy Shares ........................................................     9

Sales Charges ............................................................    10

How to Exchange Shares ...................................................    14

How to Sell Shares .......................................................    14

Distribution and Service Fees ............................................    15

Other Information About Your Account .....................................    16

MANAGING THE FUNDS .......................................................    18

Investment Advisor .......................................................    18

Portfolio Managers .......................................................    18

Year 2000 Compliance .....................................................    19

FINANCIAL HIGHLIGHTS .....................................................    20

Newport Japan Opportunities Fund .........................................    20

Newport Greater China Fund ...............................................    22

THE FUNDS      NEWPORT JAPAN OPPORTUNITIES FUND



INVESTMENT GOAL

The Fund seeks capital appreciation.


PRIMARY INVESTMENT STRATEGIES


Under normal market conditions, the Fund invests substantially all of its assets in stocks of companies whose principle activities are in Japan. The Fund's investment advisor will determine where a company's principle activities are located by considering its country of organization, the principle trading market for its stocks and the source of its revenues and location of its assets. The Fund invests in stocks of well-established companies with histories of consistent earnings growth in industries with attractive or improving prospects.

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

THE FUNDS NEWPORT JAPAN OPPORTUNITIES FUND


Because the Fund's investments are concentrated in Japan, the value of the Fund's shares is susceptible to country concentration risks. The political, economic and market conditions within Japan and movements in the currency exchange rates between Japan and the U.S. may cause the value of the Fund's shares to fluctuate more widely than the value of the shares of a fund that invests in companies located in a number of different countries. The Fund's concentration in Japan may also result in greater losses to the Fund than if the Fund were more geographically diversified.

THE FUNDS NEWPORT JAPAN OPPORTUNITIES FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year and the life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.

The Fund's return is compared to the Morgan Stanley Capital International Japan Index (MSCI Index), an unmanaged index that tracks the performance of Japanese stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Japanese Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS (CLASS A)

                                   [BAR CHART]

1989      1990    1991    1992    1993    1994    1995    1996    1997    1998
                                                                 -2.98%   16.96%

The Fund's year-to-date total return through September 30, 1999 was 85.69%.

For period shown in bar chart:

Best quarter: 4th quarter 1998, +24.70%

Worst quarter: 4th quarter 1997, -11.96%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1998


                                    INCEPTION                LIFE OF
                                       DATE       1 YEAR     THE FUND
     Class A (%)                      6/3/96      10.24       (0.13)
     ------------------------------------------------------------------
     Class B (%)                      6/3/96      10.92        0.25
     ------------------------------------------------------------------
     Class C (%)                      6/3/96      15.05        1.40
     ------------------------------------------------------------------
     MSCI Index (%)                    N/A         5.05      (14.20)(1)
     ------------------------------------------------------------------
     Lipper Average (%)                N/A         8.17      (10.23)(1)

(1) Performance information is from May 31, 1996.

THE FUNDS NEWPORT JAPAN OPPORTUNITIES FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

REDEMPTION FEE is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-   $10,000 initial investment

-   5% total return for each year

-   Fund operating expenses remain the same

-   Assumes reinvestment of all dividends and distributions


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                       CLASS A       CLASS B    CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                  5.75          0.00       0.00
---------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)            1.00(3)       5.00       1.00
---------------------------------------------------------------------------------------
Redemption fee(4)(5) (%)(as a percentage of amount
redeemed, if applicable)                                 2.00          2.00       2.00

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                CLASS A     CLASS B     CLASS C
Management and administration fees(6) (%)         1.20        1.20        1.20
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)         0.25        1.00        1.00
--------------------------------------------------------------------------------
Other expenses(6) (%)                             1.01        1.01        1.01
--------------------------------------------------------------------------------
Total annual fund operating expenses(6)(%)        2.46        3.21        3.21
================================================================================

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

 CLASS                                    1 YEAR      3 YEARS     5 YEARS        10 YEARS
 Class A                                   $810        $1,298        $1,812        $3,213
-----------------------------------------------------------------------------------------
 Class B: did not sell  your shares        $324        $  990        $1,680        $3,344
          sold all your shares at
          the end of the period            $824        $1,290        $1,880        $3,344
-----------------------------------------------------------------------------------------
 Class C: did not sell your shares         $324        $  990        $1,680        $3,515
          sold all your shares at
          the end of the period            $424        $  990        $1,680        $3,515

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.

(5) A 2.00% contingent redemption fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less.

(6) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.75%. As a result, the actual management and administration fees for each share class would be 0.74%, other expenses for each share class would be 1.01% and total annual fund operating expenses for Class A, B and C shares would be 2.00%, 2.75% and 2.75%, respectively. This arrangement may be terminated by the advisor or administrator at any time.

THE FUNDS      NEWPORT GREATER CHINA FUND


INVESTMENT GOAL

The Fund seeks long-term growth of capital.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its total assets in stocks of companies whose principle activities are in the Greater China Region. These countries may include Hong Kong, The People's Republic of China and Taiwan. The Fund's investment advisor will determine where a company's principle activities are located by considering its country of organization, the principle trading market for its stocks and the source of its revenues and location of its assets. The Fund may invest in stocks of any size, whose earnings, the advisor believes, are in a strong growth trend or are undervalued.

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available

THE FUNDS NEWPORT GREATER CHINA FUND


information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Because the Fund's investments are concentrated in the Greater China Region, the Fund is particularly susceptible to regional risks. Events in any one country within the region may impact the other countries or the Asian region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Recently, markets in the Greater China Region have experienced significant volatility. Increased social or political unrest in part or all of this region could cause further economic and market uncertainty.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

As a non-diversified mutual fund, the Fund is allowed to invest a greater percentage of its total assets in the securities of a single issuer. This may concentrate issuer risk and, therefore, the Fund may have an increased risk of loss compared to a similar diversified mutual fund.

THE FUNDS NEWPORT GREATER CHINA FUND


UNDERSTANDING PERFORMANCE

CALENDAR-YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year and the life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.

The Fund's return is compared to the Hang Seng Stock Index (Hang Seng Index), an unmanaged index that tracks the performance of approximately 70% of the total market capitalization of the stock exchange of Hong Kong. The Fund's return is also compared to the Morgan Stanley Capital International Pacific Region (Ex-Japan) Index (MSCI Index), an unmanaged index that tracks the performance of stocks in Pacific Basin countries other than Japan. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper China Region Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS (CLASS A)
                                  [BAR CHART]

1989      1990      1991      1992      1993      1994     1995    1996    1997    1998
                                                                                  -20.17%

The Fund's year-to-date total return through September 30, 1999 was 26.54%. For period shown in bar chart:

Best quarter: 4th quarter 1998, +25.52%

Worst quarter: 2nd quarter 1998, -33.77%

AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1998

                                INCEPTION                  LIFE OF
                                   DATE       1 YEAR      THE FUND
 Class A (%)                     5/16/97      (24.76)      (16.58)
 --------------------------------------------------------------------
 Class B (%)                     5/16/97      (24.33)      (15.98)
 --------------------------------------------------------------------
 Class C (%)                     5/16/97      (19.92)      (12.99)
 --------------------------------------------------------------------
 Hang Seng Index (%)               N/A        (2.72)       (18.70)(7)
 --------------------------------------------------------------------
 MSCI Index (%)                    N/A        (6.64)       (23.87)(7)
 --------------------------------------------------------------------
 Lipper Average (%)                N/A        (17.51)      (29.66)(7)


(7) Performance information is from May 31, 1997.

THE FUNDS NEWPORT GREATER CHINA FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

REDEMPTION FEE is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-   $10,000 initial investment

-   5% total return for each year

-   Fund operating expenses remain the same

-   Assumes reinvestment of all dividends and distributions


YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES(8) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                   CLASS A        CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)              5.75           0.00        0.00
------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)        1.00(9)        5.00        1.00
------------------------------------------------------------------------------------
Redemption fee(10)(11) (%)(as a percentage of amount
redeemed, if applicable)                             2.00           2.00        2.00

ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                  CLASS A     CLASS B     CLASS C
Management and administration fees(12) (%)          1.40        1.40        1.40
---------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)           0.25        1.00        1.00
---------------------------------------------------------------------------------
Other expenses(12) (%)                              0.80        0.80        0.80
---------------------------------------------------------------------------------
Total annual fund operating expenses(12) (%)        2.45        3.20        3.20
---------------------------------------------------------------------------------

EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

CLASS                                   1 YEAR      3 YEARS       5 YEARS      10 YEARS
Class A                                  $809        $1,294        $1,804        $3,197
---------------------------------------------------------------------------------------
Class B: did not sell your shares        $323        $  985        $1,672        $3,328
         sold all your shares at
         the end of the period           $823        $1,285        $1,872        $3,328
---------------------------------------------------------------------------------------
Class C: did not sell your shares        $323        $  985        $1,672        $3,500
         sold all your shares at
         the end of the period           $423        $  985        $1,672        $3,500

(8) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(9) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(10) There is a $7.50 charge for wiring sale proceeds to your bank.

(11) A 2.00% contingent redemption fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less.

(12) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.90%. As a result, the actual management and administration fees for each share class would be 1.10% other expenses for each share class would be 0.80% and total annual fund operating expenses for Class A, B and C shares would be 2.15%, 2.90% and 2.90%, respectively. This arrangement may be terminated by the advisor or administrator at any time.

YOUR ACCOUNT


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

INVESTMENT MINIMUMS(13)

Initial Investment ........   $1,000
Subsequent Investments ....   $   50
Automatic Investment Plan .   $   50
Retirement Plans ..........   $   25


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


 METHOD           INSTRUCTIONS

 Through your     Your financial advisor can help you establish your
 financial        account and buy Fund shares on your behalf.
 advisor
--------------------------------------------------------------------------------
 By check         For new accounts, send a completed application and
 (new account)    check made payable to the Fund to the transfer
                  agent, Liberty Funds Services, Inc., P.O. Box 1722,
                  Boston, MA 02105-1722.
--------------------------------------------------------------------------------
 By check         For existing accounts, fill out and return the
 (existing        additional investment stub included in your
 account)         quarterly statement, or send a letter of
                  instruction including your Fund name and account
                  number with a check made payable to the Fund to
                  Liberty Funds Services, Inc., P.O. Box 1722,
                  Boston, MA 02105-1722.
--------------------------------------------------------------------------------
 By exchange      You or your financial advisor may acquire shares by
                  exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an
                  additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
 By wire          You may purchase shares by wiring money from your bank
                  account to your fund account. To wire funds to your fund
                  account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------
 By electronic    You may purchase shares by electronically transferring
 funds transfer   money from your bank account to your fund account by calling
                  1-800-422-3737.  Electronic funds transfers may take up to two business days to settle and be considered in "good form."  You must set up this feature prior to your telephone request.  Be sure to complete the appropriate section of the application.
--------------------------------------------------------------------------------
 Automatic        You can make monthly or quarterly investments automatically investment plan  from your bank account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds
                  transfer. Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------
 By dividend      You may automatically invest dividends distributed
 diversification  by one fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.


(13) Each Fund reserves the right to change the investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Funds offer three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Effective February 1, 2000, if your financial advisor firm participates in the Class B discount program, purchases of over $1 million can be made only in Class A or Class C shares. Otherwise, purchases in excess of $250,000 must be for Class A or Class C shares only. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Funds also offer an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                % OF
                                                              OFFERING
                                                               PRICE
                                      AS A % OF               RETAINED
                                        THE                      BY
                                       PUBLIC       AS A %    FINANCIAL
                                      OFFERING     OF YOUR     ADVISOR
AMOUNT OF PURCHASE                     PRICE      INVESTMENT    FIRM

Less than $50,000                       5.75        6.10        5.00
------------------------------------------------------------------------
$ 50,000 to less than $100,000          4.50        4.71        3.75
------------------------------------------------------------------------
$100,000 to less than $250,000          3.50        3.63        2.75
------------------------------------------------------------------------
$250,000 to less than $500,000          2.50        2.56        2.00
------------------------------------------------------------------------
$500,000 to less than $1,000,000        2.00        2.04        1.75
------------------------------------------------------------------------
$1,000,000 or more(14)                  0.00        0.00        0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                 COMMISSION %
First $3 million                                    1.00
------------------------------------------------------------------------
Next $2 million                                     0.50
------------------------------------------------------------------------
Over $5 million                                     0.25(15)

(14) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

(15) Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at the Funds' NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

PURCHASES OF LESS THAN $250,000:

The Funds


                                                   % DEDUCTED WHEN
     HOLDING PERIOD AFTER PURCHASE                 SHARES ARE SOLD
     Through first year                                 5.00
     -----------------------------------------------------------------------
     Through second year                                4.00
     -----------------------------------------------------------------------
     Through third year                                 3.00
     -----------------------------------------------------------------------
     Through fourth year                                3.00
     -----------------------------------------------------------------------
     Through fifth year                                 2.00
     -----------------------------------------------------------------------
     Through sixth year                                 1.00
     -----------------------------------------------------------------------
     Longer than six years                              0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

YOUR ACCOUNT


EFFECTIVE FOR PURCHASES ON AND AFTER FEBRUARY 1, 2000, there are two ways for you to pay a lower CDSC and reduce the holding period when making purchases of Class B shares. The first is through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. Consult your financial advisor to see whether it participates in the discount program for larger purchases. The second is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:



  The Funds

                                                   % DEDUCTED WHEN
     HOLDING PERIOD AFTER PURCHASE                 SHARES ARE SOLD
     Through first year                                 3.00
     -----------------------------------------------------------------------
     Through second year                                2.00
     -----------------------------------------------------------------------
     Through third year                                 1.00
     -----------------------------------------------------------------------
     Longer than four years                             0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

The Funds

                                                   % DEDUCTED WHEN
     HOLDING PERIOD AFTER PURCHASE                 SHARES ARE SOLD
     Through first year                                 3.00
     -----------------------------------------------------------------------
     Through second year                                2.00
     -----------------------------------------------------------------------
     Through third year                                 1.00
     -----------------------------------------------------------------------
     Longer than four years                             0.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

YOUR ACCOUNT

If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level, will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of an applicable discount level.

CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Funds' NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.


  Class C Sales Charges


YEARS AFTER PURCHASE                  % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                  1.00
------------------------------------------------------------------------
Longer than one year                                0.00

CONTINGENT REDEMPTION FEE The Funds can experience substantial price fluctuation and are intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Funds' investment program and create additional transaction costs that are borne by all shareholders. The Funds will assess a contingent redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Funds to help offset transaction costs. The Funds will use the "first-in, first-out" method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts and wrap fee programs.

YOUR ACCOUNT


HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Funds will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT


  Outlined below are the various options for selling shares:



 Method           Instructions
 Through your     You may call your financial advisor to place your
 financial        sell order.  To receive the current trading day's
 advisor          price, your financial advisor firm must receive
                  your request prior to the close of the NYSE,
                  usually 4:00 p.m. Eastern time.
------------------------------------------------------------------------
 By exchange      You or your financial advisor may sell shares by
                  exchanging from a Fund into the same share class of
                  another fund at no additional cost.
                  To exchange by telephone, call 1-800-422-3737.
------------------------------------------------------------------------
 By telephone     You or your financial advisor may sell shares by
                  telephone and request that a check be sent to your
                  address of record by calling 1-800-422-3737, unless
                  you have notified the Fund of an address change
                  within the previous 30 days.  The dollar limit for
                  telephone sales is $100,000 in a 30-day period.
                  You do not need to set up this feature in advance
                  of your call.  Certain restrictions apply to
                  retirement accounts.  For details, call
                  1-800-345-6611.
------------------------------------------------------------------------
 By mail          You may send a signed letter of instruction or
                  stock power form along with any certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                  Mail your letter of instruction to Liberty Funds
                  Services, Inc., P.O. Box 1722, Boston, MA
                  02105-1722.
------------------------------------------------------------------------
 By wire          You may sell shares and request that the proceeds
                  be wired to your bank.  You must set up this
                  feature prior to your telephone request.  Be sure
                  to complete the appropriate section of the account
                  application for this feature.
------------------------------------------------------------------------
 By electronic    You may sell shares and request that the proceeds
 funds transfer   be electronically transferred to your bank.
                  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.



DISTRIBUTION AND SERVICE FEES

Each Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(16)

(16)Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating the distribution fee upon conversion.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW A FUND'S SHARE PRICE IS DETERMINED The price of each class of a Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

Each Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, each Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Funds hold securities that are traded on foreign exchanges, the value of the Funds' securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Funds' NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Funds may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for each Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Funds' web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT
UNDERSTANDING FUND DISTRIBUTIONS

Each Fund earns income from the securities it holds. Each Fund also may realize capital gains and losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS, AND TAXES The Funds have the potential to make the following distributions:



  Types of Distributions


 Dividend         Represents interest and dividends earned from
                  securities held by the Funds.
 ----------------------------------------------------------------------
 Capital gains Represents long-term capital gains on sales of securities held for more than 12 months and short-term capital gains which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Funds distribute dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(17) To change your distribution option call 1-800-345-6611.



  Distribution Options


 Reinvest all distributions in additional shares of your current fund
 ----------------------------------------------------------------------
 Reinvest all distributions in shares of another fund
 ----------------------------------------------------------------------
 Receive dividends in cash (see options below) and reinvest capital gains(18)
 ----------------------------------------------------------------------
 Receive all distributions in cash (with one of the following options)(18):

-    send the check to your address of record

-    send the check to a third party address

-    transfer the money to your bank via electronic funds transfer


TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling and exchanging shares of a Fund. Such transactions may be subject to federal, state and local income tax.


(17) If you do not indicate on your application your preference for handling distributions, a Fund will automatically reinvest all distributions in additional shares of the Fund.

(18) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                               MANAGING THE FUNDS


INVESTMENT ADVISOR

Newport Fund Management, Inc. (Newport), located at 580 California Street, Suite 1960, San Francisco, California 94104, is the Funds' investment advisor. In its duties as investment advisor, Newport runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Newport has been an investment advisor since 1987. As of November 30, 1999, Newport managed over $1.3 billion in assets.

For the 1999 fiscal year, aggregate advisory fees paid to Newport by the Newport Japan Opportunities Fund and Newport Greater China Fund amounted to 0.59% and 0.90% of average daily net assets of each Fund, respectively.


PORTFOLIO MANAGERS

DAVID SMITH, a senior vice president of Newport and its immediate parent, Newport Pacific Management, Inc. (Newport Pacific), is the manager for the Newport Japan Opportunities Fund (Japan Fund) and has managed the Japan Fund since it commenced operations in June, 1996. Mr. Smith has managed various other funds or accounts on behalf of Newport Pacific since October, 1994.

THOMAS R. TUTTLE, president of Newport and of Newport Pacific, is a co-manager for the Newport Greater China Fund (China Fund) and has co-managed the China Fund since it commenced operations in May, 1997. Mr. Tuttle has been affiliated with Newport since August, 1987 and with Newport Pacific since December, 1983.

CHRISTOPHER LEGALLET, chief investment officer of Newport and of Newport Pacific, is a co-manager of the China Fund and has co-managed the China Fund since it commenced operations in May, 1997. Prior to his affiliation with Newport, Mr. Legallet was a managing director of Jupiter Tyndall (Asia) Ltd. in Hong Kong, serving as lead manager for investment in Asia from 1992 to 1997.

Year 2000 Compliance

Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the advisor, other service providers and the companies in which the Funds invest do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' service providers have taken steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Funds, to provide that date-related information and data can be properly processed after January 1, 2000. Many mutual fund service providers and vendors, including the Funds' service providers, have made Year 2000 modifications to their software and systems. In addition, Year 2000 readiness is one of the factors considered by the advisor in its assessment of companies in which the Funds invest to the extent that information is readily available. However, no assurances can be given that the Funds will not be adversely affected by these matters. The Funds may invest in emerging markets in developing countries, and some reports indicate that developing countries may be behind other countries with respect to Year 2000 compliance.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' fiscal years since inception, which run from September 1 to August 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements, is included in the Funds' annual report. You can request a free annual report by calling 1-800-426-3750.

NEWPORT JAPAN OPPORTUNITIES FUND

                                                                              Year ended August 31,
                                                          1999                        1998                        1997

                                                Class A  Class B   Class C  Class A  Class B  Class C   Class A  Class B  Class C(c)
 Net asset value-- Beginning of period ($)      8.660    8.520     8.510    10.050   9.950    9.940     9.710    9.690    9.690
------------------------------------------------------------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss (a)(b)                    (0.128)  (0.219)   (0.221)  (0.103)  (0.172)  (0.172)   (0.094)  (0.170)  (0.170)
 -----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)       10.008    9.809     9.811   (1.265)  (1.236)  (1.236)    0.434    0.430    0.420
 -----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations               9.880    9.590     9.590   (1.368)  (1.408)  (1.408)    0.340    0.260    0.250
 -----------------------------------------------------------------------------------------------------------------------------------

  LESS DISTRIBUTIONS DECLARED TO
  SHAREHOLDERS ($):
  From net realized gains                         ---      ---       ---    (0.022)  (0.022)  (0.022)     ---      ---      ---
 -----------------------------------------------------------------------------------------------------------------------------------
  Net asset value-- End of period ($)           18.540    18.110   18.100    8.660    8.520    8.510    10.050    9.950    9.940
 -----------------------------------------------------------------------------------------------------------------------------------
  Total return (%) (d)(e)                       114.09    112.56   112.69   (13.62)  (14.16)  (14.18)    3.50      2.68     2.58
 -----------------------------------------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (f)                                   2.00      2.75     2.75      2.00     2.75     2.75     2.00      2.75     2.75
 -----------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (f)                       (1.03)    (1.78)   (1.78)    (1.12)   (1.87)   (1.87)   (0.93)    (1.68)   (1.68)
 -----------------------------------------------------------------------------------------------------------------------------------
  Fees and expenses waived or borne by
  the Advisor/Administrator (f)                  0.46      0.46     0.46      0.72     0.72     0.72     1.79      1.79     1.79
 -----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover (%)                          27        27       27        24       24       24       20        20       20
 -----------------------------------------------------------------------------------------------------------------------------------
  Net assets at end of period (000) ($)        17,091     21,333    8,167    2,887    6,028    1,862     4,073    6,275    3,001
  (a) Net of fees and expenses waived or
      borne by the Advisor/Administrator
      which amounted to ($):                    0.057      0.057    0.057    0.066    0.066    0.066     0.180    0.180     0.180

(b) Per share data was calculated using average shares outstanding during the period.

(c) Effective July 1, 1997, Class D shares were redesignated Class C shares.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS

NEWPORT JAPAN OPPORTUNITIES FUND

                                                                                                 Period ended August 31,
                                                                                                        1996 (c)
                                                                                         Class A         Class B         Class C
  Net asset value-- Beginning of period
  ($)                                                                                     10.000         10.000          10.000
 -----------------------------------------------------------------------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss (a)(b)                                                             (0.016)         (0.034)         (0.034)
 -----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                                                (0.274)         (0.276)         (0.276)
 -----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                       (0.290)         (0.310)         (0.310)
 -----------------------------------------------------------------------------------------------------------------------------------
  Net asset value-- End of period ($)                                                     9.710           9.690           9.690
 -----------------------------------------------------------------------------------------------------------------------------------
  Total return (%) (d)(e)(f)                                                              (2.90)         (3.10)          (3.10)
 -----------------------------------------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (g)(h)                                                                          2.00           2.75            2.75
 -----------------------------------------------------------------------------------------------------------------------------------
  Net investment loss (g)(h)                                                              (0.66)         (1.41)          (1.41)
 -----------------------------------------------------------------------------------------------------------------------------------
  Fees and expenses waived or borne by
  the Advisor/Administrator (g)(h)                                                         9.13           9.13            9.13
 -----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover (%)                                                                   ---             ---             ---
 -----------------------------------------------------------------------------------------------------------------------------------
  Net assets at end of period (000) ($)                                                   1,066           1,197            472
 -----------------------------------------------------------------------------------------------------------------------------------
  (a) Net of fees and expenses waived or
      borne by the Advisor/Administrator
      which amounted to ($):                                                              0.230           0.230           0.230

(b) Per share data was calculated using average shares outstanding during the period.

(c)      The Fund commenced investment operations on June 3, 1996.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)      Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)      Annualized.

FINANCIAL HIGHLIGHTS

                                                                 Year ended August 31,
                                                         1999                           1998
                                               Class A  Class B   Class C   Class A   Class B   Class C
Net asset value-- Beginning of period ($)       6.340     6.340     6.320     17.900    17.860     17.860
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (a)(b)           0.100(d)  0.019(d)  0.019(d)  0.092(e)  0.012(e)  0.013(e)
----------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)         7.582     7.521     7.761   (11.591)  (11.478)  (11.498)
----------------------------------------------------------------------------------------------------------
Total from Investment Operations                7.682     7.540     7.780   (11.499)  (11.466)  (11.485)
----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
($):
From net investment income                     (0.082)     ---       ---    (0.061)    (0.054)  (0.055)
----------------------------------------------------------------------------------------------------------
Net asset value-- End of period ($)            13.940    13.880    14.100    6.340      6.340    6.320
----------------------------------------------------------------------------------------------------------
Total return (%) (h)(i)                        121.59    118.93    123.10   (64.42)    (64.36)  (64.46)
----------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (k)                                    2.15      2.90      2.90      2.15      2.90      2.90
----------------------------------------------------------------------------------------------------------
Net investment income (loss) (k)                0.92      0.17      0.17      0.74     (0.01)    (0.01)
----------------------------------------------------------------------------------------------------------
Fees and expenses waived or borne by the
Advisor/Administrator (k)                       0.30      0.30      0.30      0.31      0.31      0.31
----------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                           20        20        20        58        58        58
----------------------------------------------------------------------------------------------------------
Net assets at end of period (000) ($)          54,623     3,423      774     31,214     1,692     443
----------------------------------------------------------------------------------------------------------
(a) Net of fees and expenses waived or
    borne by the Advisor/Administrator
    which amounted to ($):                      0.032     0.032     0.032    0.039      0.039    0.039

                                                   Period ended August 31,
                                                           1997 (c)
                                                Class A   Class B   Class C
Net asset value-- Beginning of period ($)        13.340    13.330    13.330
-----------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (a)(b)            0.052(f)  (0.004)(f) (0.004)(f)
-----------------------------------------------------------------------------
Net realized and unrealized gain (loss)        4.508(g)  4.534(g)    4.534(g)
-----------------------------------------------------------------------------
Total from Investment Operations                 4.560     4.530      4.530
-----------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
($):
From net investment income                        ---       ---       ---
-----------------------------------------------------------------------------
Net asset value-- End of period ($)             17.900    17.860     17.860
-----------------------------------------------------------------------------
Total return (%) (h)(i)                        34.22(j)  33.98(j)    33.98(j)
-----------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (k)                                    2.15(l)   2.90(l)     2.90(l)
-----------------------------------------------------------------------------
Net investment income (loss) (k)                0.89(l)   0.14(l)     0.14(l)
-----------------------------------------------------------------------------
Fees and expenses waived or borne by the
Advisor/Administrator (k)                       0.59(l)   0.59(l)     0.59(l)
-----------------------------------------------------------------------------
Portfolio turnover (%)                           4(j)      4(j)        4(j)
-----------------------------------------------------------------------------
Net assets at end of period (000) ($)           115,699     135         134
-----------------------------------------------------------------------------
(a) Net of fees and expenses waived or
    borne by the Advisor/Administrator
    which amounted to ($):                       0.034     0.034     0.034

(b) Per share data was calculated using average shares outstanding during the period.

(c) The Fund commenced investment operations on May 12, 1997. The activity shown is from the effective date of registration (May 16, 1997) with the Securities and Exchange Commission. The per share information reflects the 1.5 for 1 stock split effective July 25, 1997.

(d) Includes distributions from Citic Pacific Ltd., Glorious Sun Enterprises, Guangshen Railway Co., Ltd., Hang Seng Bank Ltd., Hong Kong and China Gas Co., Ltd., Li & Fung Ltd. and Zhejiang Southeast Electric Power Co., which amounted to $0.021, $0.019, $0.021, $0.020, $0.017, $0.028 and $0.047 per share, respectively.

(e) Includes distributions from Cheung Kong Holdings Ltd., Citic Pacific Ltd., Guangshen Railway Co., Ltd. and Henderson Land Development Co., Ltd., which amounted to $0.019, $0.036, $0.018 and $0.020 per share respectively.

(f) Includes distributions from China Light & Power Co. Ltd., Dah Sing Financial, Glorious Sun Enterprises and Hang Seng Bank Ltd., which amounted in total to $0.078 per share.

(g) The amount of net realized and unrealized gain shown for a share outstanding for the period ended August 31, 1997 does not correspond with the aggregate net loss on investments for the period due to the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(h) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(i) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(j)      Not annualized.

(k) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(l)        Annualized.

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
NOTES

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
FOR MORE INFORMATION
--------------------------------------------------------------------------------
You can get more information about the Funds' investments in the Funds' semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected each Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Funds and the securities in which they invest. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Funds by writing or calling the Funds' distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Securities and Exchange Commission at www.sec.gov.

You can review and copy information about the Funds by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust II (formerly Colonial Trust II): 811-3009
- Newport Japan Opportunities Fund
- Newport Greater China Fund

[LIBERTY FUNDS LOGO]

Liberty Funds Distributor, Inc. (C) 1999
One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
www.libertyfunds.com

734-01/030A-12/99

STEIN ROE SMALL CAP ASIAN TIGER FUND                 Prospectus, January 1, 2000

NEWPORT TIGER CUB FUND CLASS A, B AND C SHARES

Advised by Newport Fund Management, Inc.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Not FDIC   May Lose Value
Insured    No Bank Guarantee

TABLE OF CONTENTS

THE FUND                                       2
------------------------------------------------

Investment Goal................................2

Primary Investment Strategies..................2

Primary Investment Risks.......................2

Performance History............................4

Your Expenses..................................5

YOUR ACCOUNT                                   6
------------------------------------------------

How to Buy Shares..............................6

Sales Charges..................................7

How to Exchange Shares........................11

How to Sell Shares............................11

Distribution and Service Fees.................12

Other Information About Your Account..........13

MANAGING THE FUND                             15
------------------------------------------------

Investment Advisor............................15

Portfolio Managers............................15

Year 2000 Compliance..........................15

FINANCIAL HIGHLIGHTS                          16
------------------------------------------------

                                    THE FUND


INVESTMENT GOAL
The Fund seeks capital appreciation.


PRIMARY INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests primarily in stocks of companies located in the nine Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, Indonesia, The People's Republic of China and the Philippines. In selecting investments for the Fund, the Fund's investment advisor typically purchases stocks of well-established smaller capitalization companies with histories of consistent earnings growth in industries with attractive or improving prospects. At least 65% of the Fund's assets will be invested in small capitalization companies. Small capitalization companies have market capitalizations of U.S. $2 billion or less. Up to 35% of the Fund's total assets may be invested in stocks of large capitalization companies.

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goal.

In seeking to achieve its goal, the Fund may invest in various types of securities and engage in various investment techniques which are not the principle focus of the Fund and therefore are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goal or investment strategies.

PRIMARY INVESTMENT RISKS

The primary risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its goal. It is possible to lose money by investing in the Fund.

Market risk is the risk that the price of a security held by the Fund will fall due to changing market, economic or political conditions.

THE FUND


Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. In addition, foreign governments may impose withholding taxes which would reduce the amount of income available to distribute to shareholders. Other risks include the following: possible delays in the settlement of transactions; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets.

Emerging markets are subject to additional risk. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

Because the Fund's investments are concentrated in the nine Tiger countries of Asia, the Fund is particularly susceptible to regional risks. Events in any one Tiger country may impact the other countries or the Southeast Asian region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which may result in greater losses and volatility. Recently, the markets in each of the Asian countries have experienced significant volatility. Increased social or political unrest in some or all of these countries could cause further economic and market uncertainty.

Smaller companies are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, they may not be widely followed by the investment community, which can lower the demand for their stock.

Value stocks are securities of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor. If the advisor's assessment of a company's prospects is wrong, the price of its stock may not approach the value the advisor has placed on it.

UNDERSTANDING PERFORMANCE

CALENDAR YEAR TOTAL RETURN shows the Fund's Class A share performance for each complete calendar year since it commenced operations. It includes the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

AVERAGE ANNUAL TOTAL RETURN is a measure of the Fund's performance over the past one-year and the life of the Fund periods. It includes the effects of Fund expenses. The table shows each class's returns with sales charges.

The Fund's return is compared to the Morgan Stanley Capital International Pacific Region (Ex-Japan) Index (MSCI Index), an unmanaged index that tracks the performance of stocks in Pacific Basin countries other than Japan. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices. The Fund's return is also compared to the average return of the funds included in the Lipper Pacific Ex-Japan Funds category average (Lipper Average). This Lipper Average, which is calculated by Lipper, Inc., is composed of funds with similar investment objectives to the Fund. Sales charges are not reflected in the Lipper Average.

PERFORMANCE HISTORY

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements were not in place, then the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance.

CALENDAR YEAR TOTAL RETURNS (CLASS A)
[BAR GRAPH]

1989    1990    1991    1992     1993    1994    1995    1996     1997     1998
                                                                -28.22%  -14.67%



The Fund's year-to-date total return through September 30, 1999 was 32.88%.

For period shown in bar chart:

Best quarter:  4th quarter 1998, +36.06%

Worst quarter:  2nd quarter 1998, -31.27%


AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 1998

                                                      INCEPTION                       LIFE OF THE
                                                        DATE            1 YEAR            FUND
Class A (%)                                            6/3/96           (19.57)          (20.31)
-----------------------------------------------------------------------------------------------------
Class B (%)                                            6/3/96           (19.72)          (20.09)
-----------------------------------------------------------------------------------------------------
Class C (%)                                            6/3/96           (16.05)          (19.03)
-----------------------------------------------------------------------------------------------------
MSCI Index (%)                                          N/A             (6.64)         (13.06)(1)
-----------------------------------------------------------------------------------------------------
Lipper Average (%)                                      N/A             (8.56)         (19.46)(1)

(1)        Performance information is from May 31, 1996.

THE FUND

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

REDEMPTION FEE is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less. The redemption fee is paid to the Fund to help offset additional transaction costs created by short-term "market timers."

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees, brokerage costs, and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions

YOUR EXPENSES

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

  SHAREHOLDER FEES(2)  (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                               CLASS A       CLASS B      CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                          5.75         0.00          0.00
-----------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or
redemption price)                                                1.00(3)      5.00          1.00
-----------------------------------------------------------------------------------------------------
Redemption fee(4)(5) (%) (as a percentage of
amount redeemed, if applicable)                                  2.00         2.00          2.00

  ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)

                                                               CLASS A       CLASS B      CLASS C
Management and administration fees (6) (%)                       1.40         1.40          1.40
-----------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                        0.25         1.00          1.00
-----------------------------------------------------------------------------------------------------
Other expenses (6) (%)                                           1.95         1.95          1.95
-----------------------------------------------------------------------------------------------------
Total annual fund operating expenses (6) (%)                     3.60         4.35          4.35
-----------------------------------------------------------------------------------------------------

  EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)

 CLASS                                            1 YEAR       3 YEARS       5 YEARS      10 YEARS
 Class A                                           $917         $1,614       $2,332        $4,215
 ----------------------------------------------------------------------------------------------------
 Class B:   did not sell your shares               $436         $1,318       $2,211        $4,341
            sold all your shares at
            the end of the period                  $936         $1,618       $2,411        $4,341
 ----------------------------------------------------------------------------------------------------
 Class C:   did not sell your shares               $436         $1,318       $2,211        $4,494
            sold all your shares at
            the end of the period                  $536         $1,318       $2,211        $4,494

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4)      There is a $7.50 charge for wiring sale proceeds to your bank.

(5) A 2.00% contingent redemption fee is imposed on redemptions and exchanges of Fund shares purchased and held for five business days or less.

(6) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 2.00%. As a result, the actual management and administration fees for each share class would be 0.05%, other expenses for each share class would be 1.95% and total annual fund operating expenses for Class A, B and C shares would be 2.25%, 3.00% and 3.00%, respectively. This arrangement may be terminated by the advisor or administrator at any time.

                                  YOUR ACCOUNT


Investment Minimums(7)

Initial Investment...................$1,000
Subsequent Investments..................$50
Automatic Investment Plan...............$50
Retirement Plans .......................$25


HOW TO BUY SHARES

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. Effective the close of business on November 19, 1999, the Fund's shares are no longer available to new accounts. Shareholders of the Fund on that date may continue to buy shares in accounts existing on that date. Investors who did not own shares of the Fund on November 19, 1999 generally will not be allowed to buy shares of the Fund except that new accounts may be established by participants in most group employer retirement plans (and their successor plans) in which the Fund had been established as an investment option by November 19, 1999. Investors may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:

 METHOD                  INSTRUCTIONS
 Through your            Your financial advisor can help you establish your account and buy
 financial advisor       Fund shares on your behalf.
 ---------------------------------------------------------------------------------------------------
 By check                For new accounts, send a completed application and check made payable to
 (new account)           the Fund to the transfer agent, Liberty Funds Services, Inc., P.O. Box
                         1722, Boston, MA 02105-1722.
 ---------------------------------------------------------------------------------------------------
 By check                For existing accounts, fill out and return the additional investment
 (existing account)      stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                         02105-1722.
 ---------------------------------------------------------------------------------------------------
 By exchange             You or your financial advisor may acquire shares by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.
 ---------------------------------------------------------------------------------------------------
 By wire                 You may purchase shares by wiring money from your bank account to your fund account. To wire funds to your fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
 ---------------------------------------------------------------------------------------------------
 By electronic funds     You may purchase shares by electronically transferring money from your
 transfer                bank account to your fund account by calling 1-800-422-3737.  Electronic funds transfers may take up to two business days to settle and be considered in "good form."  You must set up this feature prior to your telephone request.  Be sure to complete the appropriate section of the application.
 ---------------------------------------------------------------------------------------------------
 Automatic               You can make monthly or quarterly investments automatically from your bank
 investment plan         account to your fund account.  You can select a pre-authorized amount to be sent via electronic funds transfer.  Be sure to complete the appropriate section of the application for this feature.
 ---------------------------------------------------------------------------------------------------
 By dividend             You may automatically invest dividends distributed by one fund into the
 diversification         same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call 1-800-345-6611.

(7) The Fund reserves the right to change the investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

YOUR ACCOUNT


CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more are automatically invested in Class A shares. Effective February 1, 2000, if your financial advisor firm participates in the Class B discount program, purchases of over $1 million can be made only in Class A or Class C shares. Otherwise, purchases in excess of $250,000 must be for Class A or Class C shares only. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.

SALES CHARGES

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, these sales charges are waived, as described below and in the Statement of Additional Information.

CLASS A SHARES Your purchases of Class A shares generally are at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

CLASS A SALES CHARGES

                                                                                % OF
                                                                              OFFERING
                                               AS A % OF                        PRICE
                                              THE PUBLIC        AS A %       RETAINED BY
                                               OFFERING        OF YOUR        FINANCIAL
AMOUNT OF PURCHASE                               PRICE        INVESTMENT    ADVISOR FIRM
Less than $50,000                                5.75            6.10           5.00
-------------------------------------------  --------------  -------------  --------------
$50,000 to less than $100,000                    4.50            4.71           3.75
-------------------------------------------  --------------  -------------  --------------
$100,000 to less than $250,000                   3.50            3.63           2.75
-------------------------------------------  --------------  -------------  --------------
$250,000 to less than $500,000                   2.50            2.56           2.00
-------------------------------------------  --------------  -------------  --------------
$500,000 to less than $1,000,000                 2.00            2.04           1.75
-------------------------------------------  --------------  -------------  --------------
$1,000,000 or more(8)                            0.00            0.00           0.00

For Class A share purchases of $1 million or more, financial advisors receive a commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                            COMMISSION %
First $3 million                                                1.00
--------------------------------------------  ------------------------------------------
Next $2 million                                                 0.50
--------------------------------------------  ------------------------------------------
Over $5 million                                                 0.25(9)

(8) Class A shares bought without an initial sales charge in accounts aggregating $1 million to $5 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a 1% CDSC if redeemed within 18 months of their purchase date. The 18-month period begins on the first day of the month following each purchase.

(9)   Paid over 12 months but only to the extent the shares remain outstanding.

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES (CDSC)

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children reaches a discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value (NAV), which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.

CLASS B SHARES Your purchases of Class B shares are at the Fund's NAV. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the completion of the periods shown in the charts below. The CDSC generally declines each year and eventually disappears over time. The distributor pays the financial advisor firm an up-front commission on sales of Class B shares as depicted in the charts below.

PURCHASES OF LESS THAN $250,000:

CLASS B SALES CHARGES

                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                            SHARES ARE SOLD
Through first year                                             5.00
-------------------------------------------  -----------------------------------------
Through second year                                            4.00
-------------------------------------------  -----------------------------------------
Through third year                                             3.00
-------------------------------------------  -----------------------------------------
Through fourth year                                            3.00
-------------------------------------------  -----------------------------------------
Through fifth year                                             2.00
-------------------------------------------  -----------------------------------------
Through sixth year                                             1.00
-------------------------------------------  -----------------------------------------
Longer than six years                                          0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares is eight years after purchase.

YOUR ACCOUNT



EFFECTIVE FOR PURCHASES ON AND AFTER FEBRUARY 1, 2000, there are two ways for you to pay a lower CDSC and reduce the holding period when making purchases of Class B shares. The first is through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. Consult your financial advisor to see whether it participates in the discount program for larger purchases. The second is through Rights of Accumulation. If the combined value of the Fund accounts maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will receive the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:

CLASS B SALES CHARGES

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                              3.00
--------------------------------------------  -----------------------------------------
Through second year                                             2.00
--------------------------------------------  -----------------------------------------
Through third year                                              1.00
--------------------------------------------  -----------------------------------------
Longer than four years                                          0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares is four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

CLASS B SALES CHARGES

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                              3.00
--------------------------------------------  -----------------------------------------
Through second year                                             2.00
--------------------------------------------  -----------------------------------------
Through third year                                              1.00
--------------------------------------------  -----------------------------------------
Longer than four years                                          0.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares is three years after purchase.

YOUR ACCOUNT



If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which cause the exchanged or transferred account to exceed the applicable discount level, will receive the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of an applicable discount level.

CLASS C SHARES Similar to Class B shares, your purchases of Class C shares are at the Fund's NAV. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays the financial advisor firm an up-front commission of 1.00% on sales of Class C shares.

CLASS C SALES CHARGES

YEARS AFTER PURCHASE                               % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                              1.00
--------------------------------------------  ------------------------------------------
Longer than one year                                            0.00

CONTINGENT REDEMPTION FEE The Fund can experience substantial price fluctuation and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. The Fund will assess a contingent redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts and wrap fee programs.

YOUR ACCOUNT



HOW TO EXCHANGE SHARES

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event. Therefore, you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the New York Stock Exchange (NYSE) is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. In "good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD                INSTRUCTIONS
Through your          You may call your financial advisor to place your sell order.
financial advisor     To receive the current trading day's price, your financial advisor firm must receive your request prior to the close
                      of the NYSE, usually 4:00 p.m. Eastern time.
--------------------  -----------------------------------------------------------------
By exchange           You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                      1-800-422-3737.
--------------------  -----------------------------------------------------------------
By telephone          You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by
                      calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days.  The dollar limit for telephone sales is $100,000 in a 30-day period.  You do not need to set up this feature in advance of your call.  Certain restrictions apply to retirement accounts.  For details, call
                      1-800-345-6611.
--------------------  -----------------------------------------------------------------
By mail               You may send a signed letter of instruction or stock power form along with any certificates to be sold to the address below.
                      In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell.  All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.  Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                      1-800-345-6611.

                      Mail your letter of instruction to Liberty Funds Services,
                      Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------  -----------------------------------------------------------------
By wire               You may sell shares and request that the proceeds be
                      wired to your bank. You must set up this feature prior to
                      your telephone request. Be sure to complete the
                      appropriate section of the account application for this
                      feature.
--------------------  -----------------------------------------------------------------
By electronic         You may sell shares and request that the proceeds be
funds transfer        electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this
                      feature.

DISTRIBUTION AND SERVICE FEES

The Fund has adopted a plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial advisor. The annual distribution fee and service fee may equal up to 0.00% and 0.25%, respectively, for Class A shares and 0.75% and 0.25%, respectively, for each of Class B and Class C shares and are paid out of the assets of these classes. Over time, these fees will increase the cost of your shares and may cost you more than paying other types of sales charges.(10)

(10) Class B shares automatically convert to Class A shares after a certain number of years, depending on the program you purchased your shares under, eliminating the distribution fee upon conversion.

YOUR ACCOUNT



OTHER INFORMATION ABOUT YOUR ACCOUNT

HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value (NAV). The NAV is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the NAV (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor's firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its NAV for each share class by dividing each class's total net assets by the number of that class's shares outstanding. In determining the NAV, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's NAV on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains and losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.

DIVIDENDS, DISTRIBUTIONS, AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS

 Dividend             Represents interest and dividends earned from securities
                      held by the Fund.
 -------------------- -----------------------------------------------------------------
 Capital gains        Represents long-term capital gains on sales of securities held for more than 12 months and short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account.(11) To change your distribution option call 1-800-345-6611.

DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains(12)
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options) (12):


- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer

TAX CONSEQUENCES Regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor on foreign, federal, state, local or other applicable tax laws.

In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

(11) If you do not indicate on your application your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

(12) Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund.

                               MANAGING THE FUND



INVESTMENT ADVISOR

Newport Fund Management Inc. (Newport), located at 580 California Street, Suite 1960, San Francisco, California 94104, is the Fund's investment advisor. In its duties as investment advisor, Newport runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Newport has been an investment advisor since 1987. As of November 30, 1999, Newport managed over $1.3 billion in assets.

For the 1999 fiscal year, aggregate advisory fees paid to Newport by the Fund amounted to 0.04% of average daily net assets of the Fund.


PORTFOLIO MANAGERS

CHRISTOPHER LEGALLET, chief investment officer of Newport and its immediate parent, Newport Pacific Management, Inc. (Newport Pacific), is a co-manager of the Fund and has co-managed the Fund since December, 1999. Mr. Legallet has managed various other funds for Newport since 1997. Prior to his affiliation with Newport, Mr. Legallet was a managing director of Jupiter Tyndall (Asia) Ltd. in Hong Kong, serving as lead manager for investment in Asia from 1992 to 1997.

LYNDA COUCH, a vice president of Newport and Newport Pacific, is a co-manager for the Fund. Ms. Couch has managed other Newport funds since April, 1995. Ms. Couch has been an officer of Newport since 1994.


YEAR 2000 COMPLIANCE

Like other investment companies, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor, other service providers and the companies in which the Fund invests do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Fund's service providers have taken steps that they believe are reasonably designed to address the Year 2000 Problem, including communicating with vendors who furnish services, software and systems to the Fund, to provide that date-related information and data can be properly processed after January 1, 2000. Many mutual fund service providers and vendors, including the Fund's service providers, have made Year 2000 modifications to their software and systems. In addition, Year 2000 readiness is one of the factors considered by the advisor in its assessment of companies in which the Fund invests to the extent that information is readily available. However, no assurances can be given that the Fund will not be adversely affected by these matters. The Fund may invest in emerging markets in developing countries, and some reports indicate that developing countries may be behind other countries with respect to Year 2000 compliance.

                              FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception, which run from September 1 to August 31. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

THE FUND

                                                                            YEAR ENDED AUGUST 31,
                                                         1999                       1998                        1997
                                              CLASS A  CLASS B   CLASS C  CLASS A  CLASS B  CLASS C  CLASS A  CLASS B  CLASS C(c)
 Net asset value --
 Beginning of period ($)                       3.900    3.830     3.830    9.100    9.020    9.020    9.320   9.300     9.300
---------------------------------------------------------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment income (loss) (a)(b)         0.051(d)  0.005(d)  0.006(d) 0.115(e)  0.067(e) 0.067(e) 0.059(f) (0.012)(f) (0.012)(f)
---------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)       4.124    4.035     4.054   (5.315)  (5.257)  (5.257)  (0.279) (0.268)   (0.268)
---------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations              4.175    4.040     4.060   (5.200)  (5.190)  (5.190)  (0.220) (0.280)   (0.280)
---------------------------------------------------------------------------------------------------------------------------------

 LESS DISTRIBUTIONS DECLARED TO
 SHAREHOLDERS ($):
 From net investment income                   (0.005)    ---       ---      ---      ---      ---      ---     ---       ---
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value --
 End of period ($)                             8.070    7.870     7.890    3.900    3.830    3.830    9.100   9.020     9.020
---------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (g)(h)                      107.10   105.48    106.01   (57.14)  (57.54)  (57.54)  (2.36)   (3.01)    (3.01)
---------------------------------------------------------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses(i)                                   2.25     3.00      3.00      2.25     3.00     3.00    2.25     3.00      3.00
---------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) (i)              0.84     0.09      0.09      1.75     1.00     1.00    0.62    (0.13)    (0.13)
---------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by
 the Advisor/Administrator (i)                 1.35     1.35      1.35      1.02     1.02     1.02    1.09     1.09      1.09
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                         36       36        36        56       56       56      96       96        96
---------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of
 period (000) ($)                              4,847    7,115      954     3,556    3,165     732     8,653   7,664     1,300
---------------------------------------------------------------------------------------------------------------------------------
 (a)  Net of fees and expenses waived or
      borne by the Advisor/Administrator
      which amounted to ($):                   0.083    0.083     0.083    0.067    0.067    0.067    0.105   0.105     0.105

(b) Per share data was calculated using average shares outstanding during the period.

(c)   Effective July 1, 1997, Class D shares were redesignated Class C shares.


(d) Includes distributions from China Hong Kong Photo Products Holdings Ltd., Four Seas Mercantile Holdings Ltd., HKR International Ltd., Li & Fung Ltd., Thai Union Frozen Products Public Co. and Venture Manufacturing Singapore Ltd., which amounted to $0.022, $0.015, $0.012, $0.015, $0.022 and $0.017 per share, respectively.

(e) Includes distributions from China Hong Kong Photo Products, Dickson Concepts International Ltd., Four Seas Mercantile, Hang Seng Bank Ltd., Hon Kwok Land Investment, Li & Fung Ltd., Sa Sa International Ltd., Sun Hung Kai Properties Ltd. and Varitronix International Ltd., which amounted in total to $0.126 per share.

(f) Includes distributions from Srithai Superware Public Co., Ltd. and Varitronix International Ltd., which amounted in total to $0.039 per share.

(g) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(h) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(i) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS



THE FUND


                                                                                PERIOD ENDED AUGUST 31,
                                                                                        1996 (c)
                                                                                CLASS A  CLASS B  CLASS C
  Net asset value--
  Beginning of period ($)                                                        10.000   10.000  10.000
---------------------------------------------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss) (a)(b)                                            0.016   (0.002)  (0.002)
 ---------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss                                              (0.696)  (0.698)  (0.698)
 ---------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                              (0.680)  (0.700)  (0.700)
 ---------------------------------------------------------------------------------------------------------
  Net asset value--
  End of period ($)                                                              9.320    9.300    9.300
 ---------------------------------------------------------------------------------------------------------
  Total return (%) (d)(e)(f)                                                     (6.80)   (7.00)  (7.00)
 ---------------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (g)(h)                                                                 2.25     3.00    3.00
 ---------------------------------------------------------------------------------------------------------
  Net investment income (loss) (g)(h)                                             0.62    (0.13)  (0.13)
 ---------------------------------------------------------------------------------------------------------
  Fees and expenses waived or borne by the
  Advisor/Administrator (g)(h)                                                    5.16     5.16    5.16
 ---------------------------------------------------------------------------------------------------------
  Portfolio turnover (%) (f)                                                       3        3        3
 ---------------------------------------------------------------------------------------------------------
  Net assets at end of
  period (000) ($)                                                               3,542    2,654     738
 ---------------------------------------------------------------------------------------------------------
   (a)  Net of fees and expenses waived or
        borne by the Advisor/Administrator
        which amounted to ($):                                                   0.123    0.123    0.123

(b) Per share data was calculated using average shares outstanding during the period.

(c)   The Fund commenced investment operations on June 3, 1996.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)   Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)   Annualized.

                                      NOTES



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                                                                              19

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                                                                              20

FOR MORE INFORMATION

You can get more information about the Fund's investments in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the Securities and Exchange Commission at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee, by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-6009

Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust II (formerly Colonial Trust II): 811-3009

*Stein Roe Small Cap Asian Tiger Fund (formerly Newport Tiger Cub Fund)


[LOGO OF LIBERTY FUNDS]

ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR
     Liberty Funds Distributor, Inc.(C) 1999
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

735-01/033A-12/99